Leases (Details) - Schedule of Future Minimum Payments	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Future Minimum Payments [Abstract]
Remainder of 2024	¥ 2,989,195	$ 419,430
2025	2,613,699	366,742
2026	695,993	97,659
2027	535,095	75,082
2028	330,827	46,420
Thereafter	578,078	81,113
Total lease payments	7,742,886	1,086,446
Less: imputed interest	406,570	57,048
Total operating lease liabilities, net of interest	¥ 7,336,316	$ 1,029,398	¥ 14,023,293